6. Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Schedule of operating leases
Year	Amount (,000)
2015	$ 211
2016	201
2017	98
Total	$ 510